Cost of sales (Details) - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Cost of sales.
Captain costs	$ 9,329,612	$ 23,476,732
Captain bonuses	68,844	401,393
Captain deductions	(87,195)	(7,636)
Tolls and fines	41,367	539,407
Cost of sales	$ 9,352,628	$ 24,409,896